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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended: 6/30/2009
                                                          ----------
            Check here if Amendment[ ]: Amendment Number:
                                                          ----------

                        This Amendment (Check only one):
                        [ ] is a restatement
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     MICHAEL R. MURPHY
          ---------------------------------------------------------------------
Address:  191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
          ---------------------------------------------------------------------

Form 13F File Number 28-     11638
                             ---------------------------------------------------

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:               Meghan O'Callaghan
                    ------------------------------------------------------------
Title:              Associate
                    ------------------------------------------------------------
Phone:              312-265-9600
                    ------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
8/13/2009
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager.
NONE
--------------------

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                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:
                           2
             ---------------

Form 13F Information Table Entry Total:
                          23
             ---------------

Form 13F Information Table Value Total:
                   $ 125,127 (thousands)
             ---------------

      The confidential portion of this Form 13F has been omitted and filed separately with the SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number      Name
1             28-11635                  DANIEL J. DONOGHUE
--------      -------------------       ---------------------------------------
2             28-11637                  DISCOVERY GROUP I, LLC
--------      -------------------       ---------------------------------------
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

                                                       13F Information Table
                                                             6/30/2009

             COLUMN 1         COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
                                                                                                                 Voting Authority

             NAME OF           TITLE OF                  VALUE     SHRS OR  SH/  PUT/  INVESTMENT    OTHER
              ISSUER            CLASS        CUSIP     (X $1000)   PRN AMT  PRN  CALL  DISCRETION   MANAGERS  SOLE    SHARED  NONE

AMERICAN MED ALERT CORP          COM        027904101    5,257     933,747  SH        SHARED-OTHER    1, 2           933,747
BARE ESCENTUALS INC              COM        067511105    4,912     551,237  SH        SHARED-OTHER    1, 2           551,237
CYBEX INTL INC                   COM        23252E106    1,781   1,590,431  SH        SHARED-OTHER    1, 2         1,590,431
DDI CORP                   COM 0.0001 NEW   233162502    4,400     971,296  SH        SHARED-OTHER    1, 2           971,296
DRUGSTORE COM INC                COM        262241102   13,626   7,445,831  SH        SHARED-OTHER    1, 2         7,445,831
ENDOLOGIX INC                    COM        29266S106    5,139   1,533,943  SH        SHARED-OTHER    1, 2         1,533,943
EXACTECH INC                     COM        30064E109      939      64,774  SH        SHARED-OTHER    1, 2            64,774
GENCOR INDS INC                  COM        368678108       16       2,313  SH        SHARED-OTHER    1, 2             2,313
HAWK CORP                       CL A        420089104      467      33,688  SH        SHARED-OTHER    1, 2            33,688
HOME DIAGNOSTICS INC DEL         COM        437080104    8,885   1,447,010  SH        SHARED-OTHER    1, 2         1,447,010
I-FLOW CORP                    COM NEW      449520303    6,969   1,004,180  SH        SHARED-OTHER    1, 2         1,004,180
INVENTIV HEALTH INC              COM        46122E105    2,374     175,426  SH        SHARED-OTHER    1, 2           175,426
MANTECH INTL CORP               CL A        564563104    2,582      60,000  SH        SHARED-OTHER    1, 2            60,000
MINE SAFETY APPLIANCES CO        COM        602720104    1,341      55,634  SH        SHARED-OTHER    1, 2            55,634
NOBEL LEARNING CMNTYS INC        COM        654889104    6,221     542,343  SH        SHARED-OTHER    1, 2           542,343
OBAGI MEDICAL PRODUCTS INC       COM        67423R108    5,000     685,863  SH        SHARED-OTHER    1, 2           685,863
OPENTV CORP                     CL A        G67543101   16,373  12,310,736  SH        SHARED-OTHER    1, 2        12,310,736
SPECTRUM CTL INC                 COM        847615101    1,415     160,769  SH        SHARED-OTHER    1, 2           160,769
SPSS INC                         COM        78462K102    3,230      96,787  SH        SHARED-OTHER    1, 2            96,787
TESSCO TECHNOLOGIES INC          COM        872386107    7,320     677,755  SH        SHARED-OTHER    1, 2           677,755
TIER TECHNOLOGIES INC           CL B        88650Q100   18,987   2,459,404  SH        SHARED-OTHER    1, 2         2,459,404
VERSANT CORP                   COM NEW      925284309    5,381     358,244  SH        SHARED-OTHER    1, 2           358,244
WHITE ELECTR DESIGNS CORP        COM        963801105    2,512     540,261  SH        SHARED-OTHER    1, 2           540,261

      Total                                            125,127  33,701,672                                        33,701,672
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